Derivative financial instruments - Weighted average exchange rates of hedges (Details) - Cash flow hedges	12 Months Ended
	Dec. 31, 2018 ₩ / $	Dec. 31, 2018 £ / $	Dec. 31, 2018 kr / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 € / $
Highly probable forecast capital expenditure
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1,107.90	1.34	8.67	0.72	1.14
Highly probable forecast sales
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument (Henry Hub $/mmBtu)	2.86	2.86	2.86	2.86	2.86